TRADE AND NOTES RECEIVABLES - Ageing analysis of trade and notes receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	$ 1,178,174	¥ 8,100,532	¥ 8,008,937
Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		8,759,793	8,555,039
Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		6,212,537	6,289,931
Gross | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		906,302	516,359
Gross | 2020
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		158,162	338,334
Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,482,792	1,410,415
Provision for impairment
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ (659,261)	¥ (546,102)